Derivative financial instruments	12 Months Ended
Dec. 31, 2019
Derivative financial instruments [Abstract]
Derivative financial instruments
Note 9.- Derivative financial instruments

The breakdowns of the fair value amount of the derivative financial instruments as of December 31, 2019 and 2018 are as follows:

	Balance as of December 31, 2019		Balance as of December 31, 2018
	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedge	1,619	298,744	9,923	279,152
Foreign exchange derivatives instruments	3,610	-	3,230	-
Total	5,230	298,744	13,153	279,152

The derivatives are primarily interest rate cash-flow hedges. All are classified as non-current assets or non-current liabilities, as they hedge long-term financing agreements.

Additionally, the Company owns currency options with leading international financial institutions, which guarantee minimum Euro-U.S. dollar exchange rates. The strategy of the Company is to hedge the exchange rate for the net distributions from its Spanish assets after deducting euro-denominated interest payments and euro-denominated general and administrative expenses. Through currency options, the strategy of the Company is to hedge 100% of its euro-denominated net exposure for the next 12 months and 75% of its euro denominated net exposure for the following 12 months, on a rolling basis. Change in fair value of these foreign exchange derivatives instruments are recorded in the consolidated income statement.

As stated in Note 3 to these consolidated financial statements, the general policy is to hedge variable interest rates of financing agreements purchasing call options (caps) in exchange of a premium to fix the maximum interest rate cost and contracting floating to fixed interest rate swaps.

As a result, the notional amounts hedged, strikes contracted and maturities, depending on the characteristics of the debt on which the interest rate risk is being hedged, can be diverse:

-	Project debt in Euros: the Company hedges between 81% and 100% of the notional amount, maturities until 2030 and average guaranteed interest rates of between 0.89% and 4.87%.

-	Project debt in U.S. dollars: the Company hedges between 70% and 100% of the notional amount, including maturities until 2034 and average guaranteed interest rates of between 1.98% and 5.27%.

The table below shows a breakdown of the maturities of notional amounts of interest rate cash flow hedge derivatives as of December 31, 2019 and 2018.

Notionals	Balance as of December 31, 2019		Balance as of December 31, 2018
	Assets	Liabilities	Assets	Liabilities
Up to 1 year	43,266	117,574	42,846	93,440
Between 1 and 2 years	45,955	124,908	45,603	119,568
Between 2 and 3 years	49,259	240,570	48,774	234,572
Subsequent years	455,235	1,697,033	535,774	1,858,061
Total	$593,715	$2,180,085	$672,997	$2,305,641

The table below shows a breakdown of the maturity of the fair values of interest rate cash flow hedge derivatives as of December 31, 2019 and 2018:

Fair value	Balance as of December 31, 2019		Balance as of December 31, 2018
	Assets	Liabilities	Assets	Liabilities
Up to 1 year	118	(18,721)	493	(11,848)
Between 1 and 2 years	128	(19,787)	524	(13,231)
Between 2 and 3 years	140	(21,802)	562	(15,151)
Subsequent years	1,234	(238,434)	8,344	(238,922)
Total	$1,619	$(298,744)	$9,923	$(279,152)

During 2019, fair value of derivatives decreased mainly due to a decrease in the fair value of interest rate cash-flow hedges resulting from the decrease in future interest rates.

The net amount of the fair value of interest rate derivatives designated as cash flow hedges transferred to the consolidated income statement in 2019 is a loss of $55,765 thousand (loss of $67,519 thousand in 2018 and a loss of $70,953 thousand in 2017). Additionally, the net amount of the time value component of the cash flow derivatives fair value recognized in the consolidated income statement for the year 2019, 2018 and 2017 has been a gain of $157 thousand, a loss of $560 thousand and a loss of $860 thousand respectively.

The after-tax result accumulated in equity in connection with derivatives designated as cash flow hedges at the years ended December 31, 2019 and 2018, amount to a $73,797 thousand gain and a $95,011 thousand gain respectively.